Retained Earnings and Dividends Paid - Summary of Dividends Paid (Details) - KRW (₩) ₩ / shares in Units, ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Dividends [Line Items]
Dividends paid per share	₩ 213	₩ 0	₩ 0
Dividends paid	₩ 136,738	₩ 0	₩ 0
Ordinary shares [member]
Dividends [Line Items]
Number of shares issued	641,964,077	641,964,077	641,964,077
Number of treasury stocks	0	0	0
Number of shares eligible for dividends	641,964,077	641,964,077	641,964,077